Net Income (Loss) Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings per share
Net Income (Loss) Per Common Share

(11)        Net Income (Loss) Per Common Share

The Business Combination was accounted for as a reverse recapitalization by which AdaptHealth Holdings issued stock for the net assets of the Company accompanied by a recapitalization. Earnings per share has been recast for all historical periods to reflect the Company’s capital structure for all comparative periods.

The Company excluded the effect of the warrants, unvested restricted stock,  stock options and Class B Common Stock from the computation of diluted net income (loss) per share for the three months ended March 31, 2020 because the effect of including them would be anti-dilutive as a result of the Company being in a net loss position for such period. There were no such items outstanding for the three months ended March 31, 2019.

(12)        Net Income (Loss) Per Common Share

The Business Combination was accounted for as a reverse recapitalization by which AdaptHealth Holdings issued stock for the net assets of the Company accompanied by a recapitalization.  Earnings per share has been recast for all historical periods to reflect the Company’s capital structure for all comparative periods.

The Company excluded the effect of the warrants, unvested restricted stock and stock options from the computation of diluted net income (loss) per share in the year ended December 31, 2019 as their inclusion would have been anti-dilutive because the Company is in a net loss position for such period. The Company excluded the Class B Common Stock from the computation of diluted net income (loss) per share because the effect of including them would be anti-dilutive as a result of the Company being in a loss position for the year ended December 31, 2019.

The following table sets forth the calculation of basic and diluted earnings per share for the periods indicated based on the weighted average number of common shares outstanding for the period subsequent to the transactions that occurred in connection with the Business Combination:

	Year Ended December 31,
	2019	2018
Basic net (loss) income per common share
Numerator:
Basic net (loss) income attributable to AdaptHealth Corp.	$(14,995,895)	$23,260,347

Denominator:
Basic and diluted weighted average shares outstanding	22,557,213	11,899,898

Basic and diluted net (loss) income per share attributable to Class A shareholders	$(0.66)	$1.95